Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Balances and Transactions
19.	RELATED PARTY BALANCES AND TRANSACTIONS

Major related parties	Relationship with the Group
Hunan Qindao Network Media Technology Co., Ltd.	Affiliate of a long-term investee
Beijing Shiyue Haofeng Media Co., Ltd.	Long-term investee
Beijing Santi Cloud Union Technology Co., Ltd. (i)	Long-term investee
Beijing Santi Cloud Time Technology Co., Ltd. (i)	Affiliate of a long-term investee

(i)
The Company deconsolidated Beijing Santi Cloud Union Technology Co., Ltd. and its subsidiary, Beijing Santi Cloud Time Technology Co., Ltd. on March 31, 2020, and the remaining equity investment accounted as equity securities without determinable fair value that investment was further sold in November 2020.

(1)	Amount due from related parties – current

	As of December 31,
	2021	2022
	RMB	RMB
Others	—	55

Total	—	55

(2)	Amount due to related parties – current

	As of December 31,
	2021	2022
	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (ii)	5,016	9,178

Total	5,016	9,178

(ii)	The amount of RMB5,016 and RMB9,178 as of December 31, 2021 and 2022 primarily represented the unpaid revenue sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.

(3)	Sales to a related party

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (iii)	5,627	—	—

Total	5,627	—	—

(iii)	The sales to Hunan Qindao Network Media Technology Co., Ltd. represented mobile marketing services provided.

(4)	Purchases from related parties

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (iv)	354,274	253,691	176,674
Beijing Santi Cloud Union Technology Co., Ltd. (v)	5,511	—	—
Beijing Santi Cloud Time Technology Co., Ltd. (v)	3,410	—	—
Beijing Shiyue Haofeng Media Co., Ltd. (iv)	164	—	—
Others	—	115	—

Total	363,359	253,806	176,674

(iv)	The purchases from Hunan Qindao Network Media Technology Co., Ltd. and Beijing Shiyue Haofeng Media Co., Ltd. mainly represented the Revenue Sharing.
(v)	The purchases from Beijing Santi Cloud Union Technology Co., Ltd. and Beijing Santi Cloud Time Technology Co., Ltd. were mainly related to its bandwidth services.